Loan commitments and financial guarantee contracts - Schedule of Remaining Maturity Profile of the Bank's Outstanding Loan Commitments and Financial Guarantee Contracts (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	$ 1,840,657	$ 1,414,380,000
Due within 1 year
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	1,331,002	1,160,323,000
From 1 to 2 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	213,223	145,127,000
Over 2 to 5 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	262,861	100,643,000
More than 5 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	$ 33,571	$ 8,287,000